S000047033 [Member] Investment Risks - Causeway International Small Cap Fund	Sep. 30, 2025
Quantitative Analysis Risk [Member]
Prospectus [Line Items]
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Quantitative Analysis Risk. Data for foreign and emerging markets companies, particularly for smaller companies, may be less available, less accurate and/or less current than data for US companies. The Investment Adviser will use quantitative techniques to generate investment decisions and its analysis and stock selection can be adversely affected if it relies on erroneous or outdated data. Any errors in the Investment Adviser’s quantitative methods may adversely affect the Fund’s performance. In addition, securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight assigned to a stock-specific factor for a stock or the weight placed on each factor, and changes in the factor’s historical trends. The factors used in quantitative analysis and the weight assigned to a stock-specific factor for a stock or the weight placed on each factor may not predict a security’s value, and the effectiveness of the factors can change over time. These changes may not be reflected in the current quantitative model.

Small Cap Risk [Member]
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Small Cap Risk. The Fund will invest a significant portion of its assets in the securities of smaller capitalization companies. The values of securities of smaller companies, which may be less well-known companies, can be more sensitive to, and react differently to, company, political, market, and economic developments than the market as a whole and other types of securities. Smaller companies can have more limited product lines, markets, growth prospects, depth of management, and financial resources, and these companies may have shorter operating histories and less access to financing, creating additional risk. Smaller capitalization companies in countries with less-liquid currencies may have additional difficulties in financing and conducting their businesses. Further, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans that have floating rates. Because of these and other risks, securities of smaller capitalization companies tend to be more volatile and less liquid than securities of medium and larger capitalization companies. During some periods, securities of smaller capitalization companies, as an asset class, have underperformed the securities of larger capitalization companies.

High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
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High Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark‑ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

Foreign and Emerging Markets Risk [Member]
Prospectus [Line Items]
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Foreign and Emerging Markets Risk. The Fund’s investments in companies in foreign and emerging markets involve special risks not present in US investments that can increase the chances that the Fund will lose money. For example, the value of the Fund’s securities may be affected by social, political and economic developments and US and foreign laws relating to foreign investment. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging markets can be less than in more developed foreign markets. Further, because the Fund invests in securities denominated in foreign currencies, the Fund’s shares may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign and emerging markets securities less liquid, more volatile and harder to value than US securities. These risks are higher for smaller capitalization investments.

Market and Selection Risk [Member]
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Market and Selection Risk. As with any mutual fund, the Fund’s value, and therefore the value of your Fund shares, may go down. This may occur because the value of a particular stock or stock market in which the Fund invests is falling, and it is possible that such changes will be sharp and unpredictable. Global economies are increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, war, conflicts, natural disasters, pandemics, epidemics, trading and tariff arrangements, inflation/deflation and social unrest) in one country or region might adversely impact a different country or region. Also, the Investment Adviser may select securities that underperform the stock market or other funds with similar investment objectives and investment strategies. If the value of the Fund’s investments goes down, you may lose money. We cannot guarantee that the Fund will achieve its investment objective.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	If the value of the Fund’s investments goes down, you may lose money.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.